Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Acquisition of Scott Spirit affiliates and other long term liabilities recognized		$ 10.1
Additional liability recognized and recorded in other income	0.8
Written down estimated fair values	$ 61.8		$ 11.0